Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Operations [Abstract]
Net sales	$ 1,132,366	$ 943,706	$ 812,638
Costs and expenses:
Cost of materials (exclusive of depreciation and amortization)	845,609	700,854	611,352
Warehouse, processing and delivery expense	134,898	123,318	109,627
Sales, general and administrative expense	126,193	108,223	106,140
Depreciation and amortization expense	20,472	20,649	21,291
Impairment of goodwill			1,357
Operating income (loss)	5,194	(9,338)	(37,129)
Interest expense, net	(13,654)	(4,988)	(6,440)
Loss on extinguishment of debt	(6,153)
Loss before income taxes and equity in earnings of joint venture	(14,613)	(14,326)	(43,569)
Income tax benefit	1,126	3,101	16,264
Loss before equity in earnings of joint venture	(13,487)	(11,225)	(27,305)
Equity in earnings of joint venture	11,727	5,585	402
Net loss	$ (1,760)	$ (5,640)	$ (26,903)
Basic loss per share	$ (0.08)	$ (0.25)	$ (1.18)
Diluted loss per share	$ (0.08)	$ (0.25)	$ (1.18)
Dividends per common share			$ 0.06